Stock-based Compensation (Narrative) (Details) - Class A shares [Member] - 2014 Restricted Share Plan [Member] - Restricted Stock [Member] - USD ($)			12 Months Ended
	Jul. 24, 2018	Jul. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized and reserved shares of common stock under plan			300,000
Award vesting period under plan			4 years
Number of shares awarded to independent board members upon re-election	3,000	9,000	12,000
Grant date fair value, per share (in dollars per share)			$ 9.18
Unrecognized compensation expense			$ 192,000	$ 173,000
Unrecognized compensation expense, weighted average period of recognition			1 year 9 months 4 days
Fair value of nonvested shares of restricted common stock			$ 235,875	206,550
Stock-based compensation expense			$ 90,000	$ 76,000	$ 58,000